Fees Summary	Aug. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 622,000,000.00
Total Fee Amount	85,898.20
Total Offset Amount	0.00
Net Fee	$ 85,898.20
Offering Table N/A
Offset Table N/A	N/A